Shareholder Report, Holdings (Details) - C000194842	Jun. 30, 2026
SPV Exposure to SpaceX, LP
Holdings [Line Items]
Percent of Net Asset Value	17.83%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.47%
Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.74%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.47%
AppLovin Corp. Class A
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Robinhood Markets, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Veeva Systems, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Reddit, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Technology
Holdings [Line Items]
Percent of Net Asset Value	26.55%
Communications
Holdings [Line Items]
Percent of Net Asset Value	25.15%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.07%
Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.36%
Financial
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.43%